Plant and Equipment (Tables)	3 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment [Table Text Block]
	June 30, 2025	March 31, 2025

Equipment	$434,324	$312,231
Land	2,592	2,244
Building	122,751	103,032
Total	559,667	417,507
Accumulated depreciation	(239,267)	(214,659)
Net carrying value	$320,400	$202,848